Mortgages Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Mortgage Loans on Real Estate [Abstract]
Mortgage Loans on Real Estate, by Loan Disclosure [Text Block]
3.	Mortgages Receivable
Mortgages Receivable
The Company offers secured non-banking loans to real estate investors (also known as hard money loans) to fund their acquisition and construction of properties located mainly in Connecticut. The loans are principally secured by first mortgages on real estate and, generally, are also personally guaranteed by the borrower or its principals. The loans are generally for a term of one to three years. The loans are initially recorded and carried thereafter, in the financial statements, at cost. Most of the loans provide for monthly payments of interest only (in arrears) during the term of the loan and a “balloon” payment of the principal on the maturity date.
For the six months ended June 30, 2017 and 2016, the aggregate amounts of loans funded by the Company were $23,237,925 and $9,108,259 respectively, offset by principal repayments of $9,181,290 and $6,353,148 respectively.
For the quarter ended June 30, 2017, the Company closed loans ranging in size from $34,600 to $1,200,000 with stated interest rates ranging from 11% to 12% and a default interest rate for non-payment of 18%.
At June 30, 2017, no single borrower had loans outstanding representing more than 10% of the total balance of the loans outstanding.
The Company generally grants loans for a term of one to three years. In some cases, the Company has agreed to extend the term of the loans. A loan that is extended is treated as a new loan. However, prior to granting an extension, the loan underwriting process is repeated.
In November 2016, the Company purchased a mortgage note at a discount of $74,954 and then subsequently refinanced the note obtaining additional collateral and payment terms consistent with similar notes held by the Company. The discount is being amortized over the three-year life of the refinanced loan.
Credit Risk
Credit risk profile based on loan activity as of June 30, 2017 and 2016:
Performing Loans	Residential	Commercial	Land	Mixed Use	Total Outstanding Mortgages
June 30, 2017	$33,321,877	$10,697,017	$3,527,587	$260,764	$47,807,245
The following is the maturities of mortgages receivable as of June 30, 2017:
2017	$10,264,013
2018	21,634,186
2019	7,389,127
2020	8,519,919
Total	$47,807,245

3.	Mortgages Receivable
Mortgages Receivable
The Company offers secured non-banking loans to real estate investors (also known as hard money loans) to fund their acquisition and construction of properties located mainly in Connecticut. The loans are principally secured by first mortgages on real estate and, generally, are also personally guaranteed by the borrower or its principals. The loans are generally for a term of one to three years. The loans are initially recorded and carried thereafter, in the financial statements, at cost. Most of the loans provide for monthly payments of interest only (in arrears) during the term of the loan and a “balloon” payment of the principal on the maturity date.
For the years ended December 31, 2016 and 2015, the aggregate amounts of loans funded by the Company were $21,580,103 and $19,412,438 respectively, offset by principal repayments of $14,861,360 and $5,812,116 respectively.
For the year ended December 31, 2016, the Company closed loans ranging in size from $35,000 to $1,100,000 with stated interest rates ranging from 9% to 12% and a default interest rate for non-payment of 18%.
At December 31, 2016 and 2015, no single borrower had loans outstanding representing more than 10% of the total balance of the loans outstanding.
The Company uses its Manager, outside counsel and other independent professionals to verify titles and ownership, to file liens and to consummate transactions. Independent appraisers are also used to value the real estate underlying the mortgages. Nevertheless, no assurances can be given that existing or future loans may not go into default or prove to be non-collectible in the future.
The Company generally grants loans for a term of one to three years. In some cases, the Company has agreed to extend the term of the loans. A loan that is extended is treated as a new loan. However, prior to granting an extension, the loan underwriting process is repeated.
In November 2016, the Company purchased a mortgage note at a discount of $74,954 and then subsequently refinanced the note obtaining additional collateral and payment terms consistent with similar notes held by the Company. The discount is being amortized over the three-year life of the refinanced loan. The note discount is reflected as deferred revenue in the accompanying balance sheet as of December 31, 2016.
Credit Risk
Credit risk profile based on loan activity as of December 31, 2016 and 2015:
Performing Loans	Residential	Commercial	Land	Mixed Use	Total Outstanding Mortgages
December 31, 2016	$21,343,927	$9,049,942	$3,149,602	$207,139	$33,750,610
December 31, 2015	$18,820,509	$5,712,566	$2,619,792	$380,000	$27,532,867
As of December 31, 2016, the following is the maturities of mortgages receivable for the years ending December 31:
2017	$13,328,863
2018	10,704,193
2019	8,096,976
2020	1,620,578
Total	$33,750,610